Independent Auditors’ Report

The Board of Directors
Sentry Life Insurance Company
and
The Policy Owners of
Sentry Variable Life Account I:

We have audited the accompanying statements of assets and liabilities of the Sentry Variable Life Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)) as of December 31, 2010, and the related statements of operations for the year ended December 31, 2010, changes in net assets for the years ended December 31, 2010 and 2009, and the financial highlights for the years ended December 31, 2010, 2009, 2008 and 2007. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Accounts for the year ended December 31, 2006 were audited by other auditors whose report thereon dated February 8, 2007 expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31, 2010 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Life Account I as of December 31, 2010, and the results of its operations for the year ended December 31, 2010, changes in net assets for the years ended December 31, 2010 and 2009, and financial highlights for the years ended December 31, 2010, 2009, 2008 and 2007 in conformity with U.S. generally accepted accounting principles.

February 24, 2011

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010

Assets:

Investments at fair value:

Janus Aspen Series:
Aspen Janus Portfolio, 7,387 shares (cost $164,194)	$179,216
Aspen Enterprise Portfolio, 80,910 shares (cost $2,532,371)	3,132,847
Aspen Forty Portfolio, 4,381 shares (cost $129,669)	156,591
Aspen Worldwide Growth Portfolio, 1,418 shares (cost $40,838)	42,720
Aspen Balanced Portfolio, 6,502 shares (cost $175,297)	184,003

T. Rowe Price Fixed Income Series, Inc.:
Prime Reserve Portfolio, 214,741 shares (cost $214,741)	214,741
Limited Term Bond Portfolio, 21,967 shares (cost $109,737)	110,935

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 8,733 shares (cost $182,009)	173,957
Personal Strategy Balanced Portfolio, 94,259 shares (cost $1,670,227)	1,719,284

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 1,241 shares (cost $12,315)	17,230

Total Assets	$5,931,524
Total Liabilities	-

Net Assets	$5,931,524

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2010

	Janus Aspen	Janus Aspen	Janus Aspen
	Janus*	Enterprise**	Forty

Investment income:
Dividends	$1,817	$1,875	$525

Expenses:
Mortality and expense risk charges	1,721	29,494	1,433

Net investment income (loss)	96	(27,619)	(908)

Realized gains (losses) on investments:
Realized net investment gain (loss)	917	168,289	2,876

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	917	168,289	2,876

Unrealized appreciation (depreciation), net	20,410	491,651	7,203

Net increase (decrease) in net assets from operations	$21,423	$632,321	$9,171

	For the Year Ended December 31, 2010
	Janus Aspen
	Worldwide	Janus Aspen
	Growth	Balanced

Investment income:
Dividends	$238	$5,017

Expenses:
Mortality and expense risk charges	405	1,861

Net investment income (loss)	(167)	3,156

Realized gains (losses) on investments:
Realized net investment gain (loss)	(229)	3,195

Capital gain distributions received	-	-

Realized gain (loss) on investments and
capital gain distributions, net	(229)	3,195

Unrealized appreciation (depreciation), net	5,830	5,832

Net increase (decrease) in net assets from operations	$5,434	$12,183

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I STATEMENTS OF OPERATIONS

	For the Year Ended December 31, 2010
		T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price
	Prime Reserve	Bond	Equity Income

Investment income:
Dividends	$278	$3,053	$3,038

Expenses:
Mortality and expense risk charges	2,446	1,124	1,652

Net investment income (loss)	(2,168)	1,929	1,386

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	1,102	(5,106)

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	-	1,102	(5,106)

Unrealized appreciation (depreciation), net	-	(970)	24,868

Net increase (decrease) in net assets from operations	$(2,168)	$2,061	$21,148

	For the Year Ended December 31, 2010
	T. Rowe Price	T. Rowe Price
	Personal Strategy	International
	Balanced	Stock

Investment income:
Dividends	$38,207	$145

Expenses:
Mortality and expense risk charges	17,200	162

Net investment income (loss)	21,007	(17)

Realized gains (losses) on investments:
Realized net investment gain (loss)	8,828	48

Capital gain distributions received	-	48

Realized gain (loss) on investments and
capital gain distributions, net	8,828	96

Unrealized appreciation (depreciation), net	164,559	1,923

Net increase (decrease) in net assets from operations	$194,394	$2,002

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31,

	Janus Aspen		Janus Aspen		Janus Aspen
	Janus*		Enterprise**		Forty
	2010	2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$96	$(671)	$(27,619)	$(25,779)	$(908)	$(1,061)

Realized gains (losses) on investments	917	(8,892)	168,289	126,761	2,876	6,227

Unrealized appreciation (depreciation), net	20,410	49,712	491,651	813,297	7,203	35,660

Net increase (decrease) in net assets from operations	21,423	40,149	632,321	914,279	9,171	40,826

Contract transactions:
Purchase payments	13,214	15,170	248,488	290,486	10,427	10,874

Transfers between subaccounts, net	8,000	3,683	(38,688)	11,325	19,430	806

Withdrawals and surrenders	(12,173)	(17,847)	(284,300)	(318,658)	(1,328)	(5,539)

Monthly deductions	(9,302)	(12,048)	(264,850)	(280,093)	(8,282)	(8,375)

Policy loans	510	1,599	35,123	(24,983)	337	3,481

Net increase (decrease) in net assets
derived from contract transactions	249	(9,443)	(304,227)	(321,923)	20,584	1,247

Total increase (decrease) in net assets	21,672	30,706	328,094	592,356	29,755	42,073

Net assets at beginning of year	157,544	126,838	2,804,753	2,212,397	126,836	84,763

Net assets at end of year	$179,216	$157,544	$3,132,847	$2,804,753	$156,591	$126,836

	For the Years Ended December 31,
	Janus Aspen
	Worldwide		Janus Aspen
	Growth		Balanced
	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(167)	$121	$3,156	$2,968

Realized gains (losses) on investments	(229)	(2,166)	3,195	6,318

Unrealized appreciation (depreciation), net	5,830	10,707	5,832	23,277

Net increase (decrease) in net assets from operations	5,434	8,662	12,183	32,563

Contract transactions:
Purchase payments	2,916	2,235	11,347	11,681

Transfers between subaccounts, net	-	4,157	13,909	3,992

Withdrawals and surrenders	-	(573)	(13,271)	(547)

Monthly deductions	(2,889)	(3,415)	(11,520)	(12,298)

Policy loans	424	181	2,680	35

Net increase (decrease) in net assets
derived from contract transactions	451	2,585	3,145	2,863

Total increase (decrease) in net assets	5,885	11,247	15,328	35,426

Net assets at beginning of year	36,835	25,588	168,675	133,249

Net assets at end of year	$42,720	$36,835	$184,003	$168,675

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I STATEMENTS OF CHANGES IN NET ASSETS

	For the Years Ended December 31,
				T. Rowe Price
		T. Rowe Price		Limited Term		T. Rowe Price
	Prime Reserve			Bond		Equity Income
	2010		2009	2010	2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,168)		$(1,839)	$1,929	$2,891	$1,386	$1,256

Realized gains (losses) on investments	-		-	1,102	477	(5,106)	(17,174)

Unrealized appreciation (depreciation), net	-		-	(970)	4,875	24,868	44,984

Net increase (decrease) in net assets from operations	(2,168)		(1,839)	2,061	8,243	21,148	29,066

Contract transactions:
Purchase payments	10,253		10,473	6,531	8,882	6,015	12,057

Transfers between subaccounts, net	(26,000)		120,129	23,004	928	-	(151)

Withdrawals and surrenders	(541)		(126,029)	(18,680)	(31,316)	(3,463)	(19,780)

Monthly deductions	(19,089)		(23,885)	(9,528)	(11,864)	(8,513)	(10,079)

Policy loans	241		3,779	1,392	12,337	7,547	11,042

Net increase (decrease) in net assets
derived from contract transactions	(35,136)		(15,533)	2,719	(21,033)	1,586	(6,911)

Total increase (decrease) in net assets	(37,304)		(17,372)	4,780	(12,790)	22,734	22,155

Net assets at beginning of year	252,045		269,417	106,155	118,945	151,223	129,068

Net assets at end of year	$214,741		$252,045	$110,935	$106,155	$173,957	$151,223

	For the Years Ended December 31,
	T. Rowe Price			T. Rowe Price
	Personal Strategy			International
	Balanced			Stock
	2010		2009	2010	2009

Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,007		$16,382	$(17)	$76

Realized gains (losses) on investments	8,828		(17,869)	96	(14,552)

Unrealized appreciation (depreciation), net	164,559		392,783	1,923	26,292

Net increase (decrease) in net assets from operations	194,394		391,296	2,002	11,816

Contract transactions:
Purchase payments	60,741		67,671	2,506	4,756

Transfers between subaccounts, net	345		(125,513)	-	(19,356)

Withdrawals and surrenders	(207,101)		(67,570)	73	10

Monthly deductions	(88,077)		(97,150)	(3,448)	(4,778)

Policy loans	74,671		5,350	517	233

Net increase (decrease) in net assets
derived from contract transactions	(159,421)		(217,212)	(352)	(19,135)

Total increase (decrease) in net assets	34,973		174,084	1,650	(7,319)

Net assets at beginning of year	1,684,311		1,510,227	15,580	22,899

Net assets at end of year	$1,719,284		$1,684,311	$17,230	$15,580

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I NOTES TO FINANCIAL STATEMENTS December 31, 2010 and 2009

1.	Organization

The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987.  The Company discontinued new sales of variable life insurance contracts on October 13, 2003.  The Account is an accounting entity wherein all segregated account transactions are reflected.

The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2010. The Funds value their investment securities at fair value.

Policy Loans

The Policy may be used to secure a loan from the Company. The maximum loan amount is 90% of the Policy's Cash Value minus the full surrender charge.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

Under federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2010 and 2009

	Recently Issued Accounting Standard

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective for the year ending December 31, 2009. The adoption of this guidance did not have a material impact on the Variable Account's financial statements.

	Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2010 through the date the financial statements were issued. No significant subsequent events were identified.

3.	Purchases and Sales of Securities

	In 2010, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
*	Janus Aspen Janus Portfolio	$23,761	$23,418
**	Janus Aspen Enterprise Portfolio	305,177	637,020
	Janus Aspen Forty Portfolio	30,862	11,186
	Janus Aspen Worldwide Growth Portfolio	3,634	3,350
	Janus Aspen Balanced Portfolio	35,924	29,621
	T. Rowe Price Prime Reserve Portfolio	10,837	48,141
	T. Rowe Price Limited Term Bond Portfolio	34,310	29,663
	T. Rowe Price Equity Income Portfolio	17,291	14,319
	T. Rowe Price Personal Strategy Balanced Portfolio	248,801	387,215
	T. Rowe Price International Stock Portfolio	3,621	3,942
	Total	$714,218	$1,187,875

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2010 and 2009

	In 2009, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
*	Janus Aspen Janus Portfolio	$23,637	$33,750
**	Janus Aspen Enterprise Portfolio	349,504	697,206
	Janus Aspen Forty Portfolio	34,022	33,837
	Janus Aspen Worldwide Growth Portfolio	8,325	5,620
	Janus Aspen Balanced Portfolio	26,128	14,728
	T. Rowe Price Prime Reserve Portfolio	245,532	262,904
	T. Rowe Price Limited Term Bond Portfolio	28,644	46,786
	T. Rowe Price Equity Income Portfolio	26,554	32,209
	T. Rowe Price Personal Strategy Balanced Portfolio	114,045	314,875
	T. Rowe Price International Stock Portfolio	6,220	25,279
	Total	$862,611	$1,467,194

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

4.	Expenses and Related Party Transactions

A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (0.90% mortality and expense risk and 0.15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract.

At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

The Company deducts a front-end sales expense charge of 5% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

	The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

	Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Variable Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2010 and 2009

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

Level 1	Level 2	Level 3	Total
Variable Account Investments	-	$5,931,524	-	$5,931,524

The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

6.	Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2010 were as follows:

Units	Units	Net Increase
Issued	Redeemed	(Decrease)
*	Janus Aspen Janus Portfolio	3,509	3,410	99
**	Janus Aspen Enterprise Portfolio	10,280	20,665	(10,385)
Janus Aspen Forty Portfolio	3,355	1,072	2,283
Janus Aspen Worldwide Growth Portfolio	573	496	77
Janus Aspen Balanced Portfolio	2,221	2,006	215
T. Rowe Price Prime Reserve Portfolio	531	2,299	(1,768)
T. Rowe Price Limited Term Bond Portfolio	1,145	1,049	96
T. Rowe Price Equity Income Portfolio	1,015	895	120
T. Rowe Price Personal Strategy Balanced Portfolio	4,784	8,419	(3,635)
T. Rowe Price International Stock Portfolio	374	414	(40)

The changes in units outstanding for the year ended December 31, 2009 were as follows:

Units	Units	Net Increase
Issued	Redeemed	(Decrease)
*	Janus Aspen Janus Portfolio	4,391	6,588	(2,197)
**	Janus Aspen Enterprise Portfolio	16,069	29,224	(13,155)
Janus Aspen Forty Portfolio	4,749	4,314	435
Janus Aspen Worldwide Growth Portfolio	1,512	1,170	342
Janus Aspen Balanced Portfolio	1,308	1,112	196
T. Rowe Price Prime Reserve Portfolio	12,169	12,950	(781)
T. Rowe Price Limited Term Bond Portfolio	942	1,738	(796)
T. Rowe Price Equity Income Portfolio	2,049	2,727	(678)
T. Rowe Price Personal Strategy Balanced Portfolio	2,246	8,996	(6,750)
T. Rowe Price International Stock Portfolio	863	2,954	(2,091)

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2010 and 2009

7. Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2010 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets#	Assets	Return
*Janus Aspen Janus Portfolio	25,540	$7.02	$179	1.05%	1.12%	13.31%
**Janus Aspen Enterprise Portfolio	90,384	34.66	3,133	1.05	0.07	24.53
Janus Aspen Forty Portfolio	15,803	9.91	157	1.05	0.39	5.62
Janus Aspen Worldwide Growth Portfolio	6,487	6.59	43	1.05	0.62	14.62
Janus Aspen Balanced Portfolio	12,576	14.63	184	1.05	2.85	7.22
T. Rowe Price Prime Reserve Portfolio	10,858	19.78	215	1.05	0.12	(0.93)
T. Rowe Price Limited Term Bond Portfolio	4,061	27.32	111	1.05	2.86	2.02
T. Rowe Price Equity Income Portfolio	11,277	15.43	174	1.05	1.94	13.81
T. Rowe Price Personal Strategy Balanced Portfolio	35,529	48.39	1,719	1.05	2.35	12.52
T. Rowe Price International Stock Portfolio	1,679	10.26	17	1.05	0.95	13.25

#Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2009 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets#	Assets	Return
*Janus Aspen Janus Portfolio	25,441	$6.19	$158	1.05%	0.54%	34.94%
**Janus Aspen Enterprise Portfolio	100,769	27.83	2,805	1.05	-	43.32
Janus Aspen Forty Portfolio	13,520	9.38	127	1.05	0.04	44.82
Janus Aspen Worldwide Growth Portfolio	6,410	5.75	37	1.05	1.47	36.27
Janus Aspen Balanced Portfolio	12,361	13.65	169	1.05	3.08	24.58
T. Rowe Price Prime Reserve Portfolio	12,626	19.96	252	1.05	0.39	(0.66)
T. Rowe Price Limited Term Bond Portfolio	3,965	26.77	106	1.05	3.53	7.16
T. Rowe Price Equity Income Portfolio	11,157	13.55	151	1.05	2.02	24.29
T. Rowe Price Personal Strategy Balanced Portfolio	39,164	43.00	1,684	1.05	2.15	30.75
T. Rowe Price International Stock Portfolio	1,719	9.06	16	1.05	1.39	50.81

#Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2009 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets#	Assets	Return
*Janus Aspen Janus Portfolio	25,441	$6.19	$158	1.05%	0.54%	34.94%
**Janus Aspen Enterprise Portfolio	100,769	27.83	2,805	1.05	-	43.32
Janus Aspen Forty Portfolio	13,520	9.38	127	1.05	0.04	44.82
Janus Aspen Worldwide Growth Portfolio	6,410	5.75	37	1.05	1.47	36.27
Janus Aspen Balanced Portfolio	12,361	13.65	169	1.05	3.08	24.58
T. Rowe Price Prime Reserve Portfolio	12,626	19.96	252	1.05	0.39	(0.66)
T. Rowe Price Limited Term Bond Portfolio	3,965	26.77	106	1.05	3.53	7.16
T. Rowe Price Equity Income Portfolio	11,157	13.55	151	1.05	2.02	24.29
T. Rowe Price Personal Strategy Balanced Portfolio	39,164	43.00	1,684	1.05	2.15	30.75
T. Rowe Price International Stock Portfolio	1,719	9.06	16	1.05	1.39	50.81

#Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2008 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets#	Assets	Return
Janus Aspen Large Cap Growth Portfolio	27,638	$4.59	$127	1.05%	0.75%	(40.35	) %
Janus Aspen Mid Cap Growth Portfolio	113,924	19.42	2,212	1.05	0.25	(44.31)
Janus Aspen Forty Portfolio	13,085	6.48	85	1.05	0.14	(44.74)
Janus Aspen Worldwide Growth Portfolio	6,068	4.22	26	1.05	1.17	(45.25)
Janus Aspen Balanced Portfolio	12,165	10.95	133	1.05	2.64	(16.72)
T. Rowe Price Prime Reserve Portfolio	13,407	20.10	269	1.05	2.63	1.60
T. Rowe Price Limited Term Bond Portfolio	4,761	24.99	119	1.05	4.01	0.49
T. Rowe Price Equity Income Portfolio	11,835	10.91	129	1.05	2.28	(36.78)
T. Rowe Price Personal Strategy Balanced Portfolio	45,914	32.89	1,510	1.05	2.47	(30.62)
T. Rowe Price International Stock Portfolio	3,810	6.01	23	1.05	1.67	(49.24)

Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2007 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets#	Assets	Return
Janus Aspen Large Cap Growth Portfolio	26,900	$7.69	$207	1.05%	0.73%	13.89%
Janus Aspen Mid Cap Growth Portfolio	118,973	34.87	4,149	1.05	0.21	20.77
Janus Aspen Forty Portfolio	13,530	11.72	159	1.05	0.35	35.57
Janus Aspen Worldwide Growth Portfolio	7,088	7.70	55	1.05	0.76	8.48
Janus Aspen Balanced Portfolio	13,889	13.15	183	1.05	2.60	9.38
T. Rowe Price Prime Reserve Portfolio	14,743	19.78	292	1.05	4.69	3.79
T. Rowe Price Limited Term Bond Portfolio	5,375	24.86	134	1.05	4.34	4.37
T. Rowe Price Equity Income Portfolio	16,225	17.25	280	1.05	1.70	2.18
T. Rowe Price Personal Strategy Balanced Portfolio	48,105	47.41	2,281	1.05	2.19	6.49
T. Rowe Price International Stock Portfolio	11,773	11.84	139	1.05	1.69	11.86

#Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

SENTRY LIFE INSURANCE COMPANY Sentry Variable Life Account I NOTES TO FINANCIAL STATEMENTS (continued) December 31, 2010 and 2009

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets#	Assets	Return
Janus Aspen Large Cap Growth Portfolio	30,635	$6.76	$207	1.05%	0.48%	10.22%
Janus Aspen Mid Cap Growth Portfolio	128,845	28.88	3,721	1.05	-	12.44
Janus Aspen Forty Portfolio	13,601	8.65	118	1.05	0.34	8.21
Janus Aspen Worldwide Growth Portfolio	8,266	7.10	59	1.05	1.72	16.98
Janus Aspen Balanced Portfolio	13,108	12.02	158	1.05	2.15	9.57
T. Rowe Price Prime Reserve Portfolio	10,713	19.06	204	1.05	4.49	3.51
T. Rowe Price Limited Term Bond Portfolio	6,216	23.82	148	1.05	3.99	2.98
T. Rowe Price Equity Income Portfolio	20,659	16.88	349	1.05	1.59	17.74
T. Rowe Price Personal Strategy Balanced Portfolio	49,896	44.52	2,221	1.05	2.09	10.69
T. Rowe Price International Stock Portfolio	8,802	10.59	93	1.05	1.24	17.87

#Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

8. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.